UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-03364

                             MAXIM SERIES FUND, INC.
               (Exact name of registrant as specified in charter)

             8515 E. Orchard Road, Greenwood Village, Colorado 80111
                    (Address of principal executive offices)

                                  W.T. McCallum
                      President and Chief Executive Officer
                   Great-West Life & Annuity Insurance Company
                              8515 E. Orchard Road
                        Greenwood Village, Colorado 80111
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 737-3000

                      Date of fiscal year end: December 31

                     Date of reporting period: June 30, 2005

ITEM 1.  REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Financial Statements and Financial Highlights for the Six Months Ended June 30, 2005 and Year Ended December 31, 2004

Maxim Aggressive Profile I,
Maxim Conservative Profile I,
Maxim Moderate Profile I, Maxim
Moderately Aggressive Profile I
and Maxim Moderately Conservative Profile I Portfolios


MAXIM SERIES FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2005
UNAUDITED

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

                                                                                              MAXIM             MAXIM
                                                MAXIM          MAXIM          MAXIM          MODERATELY       MODERATELY
                                              AGGRESSIVE    CONSERVATIVE      MODERATE       AGGRESSIVE     CONSERVATIVE
                                              PROFILE I      PROFILE I      PROFILE I       PROFILE I         PROFILE I
                                                PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO         PORTFOLIO
                                             -----------------------------------------------------------    ---------------
                                             -------------   -----------    -----------   --------------    ---------------

ASSETS:
    Investments in securities, market value$   77,506,963  $ 37,109,597   $ 199,311,689 $   174,103,963   $     44,380,015
                                             -------------   -----------    -----------   --------------    ---------------
                                             -------------   -----------    -----------   --------------    ---------------

LIABILITIES:
    Due to investment adviser                       3,940         1,882          9,945            9,030              2,307
                                             -------------   -----------    -----------   --------------    ---------------
                                             -------------   -----------    -----------   --------------    ---------------

NET ASSETS                                 $   77,503,023  $ 37,107,715   $ 199,301,744 $   174,094,933   $     44,377,708
                                             =============   ===========    ===========   ==============    ===============
                                             =============   ===========    ===========   ==============    ===============

NET ASSETS REPRESENTED BY:
    Capital stock, $.10 par value          $      665,622  $    359,107   $  1,818,412  $     1,524,649   $        418,403
    Additional paid-in capital                 65,740,426    35,253,870     180,341,011     152,248,134         40,437,139
    Net unrealized appreciation on investments  9,083,372     1,334,162     12,940,978       16,121,847          2,707,655
    Overdistributed net investment income          (1,179)         (537)        (2,920)         (15,877)              (651)
    Accumulated net realized gain on            2,014,782       161,113      4,204,263        4,216,180            815,162
        investments
                                             -------------   -----------    -----------   --------------    ---------------
                                             -------------   -----------    -----------   --------------    ---------------

NET ASSETS                                 $   77,503,023  $ 37,107,715   $ 199,301,744 $   174,094,933   $     44,377,708
                                             =============   ===========    ===========   ==============    ===============
                                             =============   ===========    ===========   ==============    ===============

NET ASSET VALUE PER OUTSTANDING SHARE      $        11.64  $      10.33   $      10.96  $         11.42   $          10.61
                                             =============   ===========    ===========   ==============    ===============
                                             =============   ===========    ===========   ==============    ===============
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
    Authorized                                150,000,000    150,000,000    150,000,000     130,000,000        150,000,000
    Outstanding                                 6,656,216     3,591,067     18,184,118       15,246,489          4,184,032

(1)  Cost of investments in securities:    $   68,423,591  $ 35,775,435   $ 186,370,711 $   157,982,116   $     41,672,360

See notes to financial statements.

MAXIM SERIES FUND, INC.

STATEMENTS OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2005
UNAUDITED

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                         MAXIM          MAXIM
                                                        MAXIM            MAXIM           MAXIM          MODERATELY    MODERATELY
                                                      AGGRESSIVE     CONSERVATIVE      MODERATE         AGGRESSIVE    CONSERVATIVE
                                                      PROFILE I        PROFILE I       PROFILE I        PROFILE I      PROFILE I
                                                      PORTFOLIO        PORTFOLIO       PORTFOLIO        PORTFOLIO      PORTFOLIO
                                                     -------------   --------------  --------------   -------------  ---------------
                                                     -------------   --------------  --------------   -------------  ---------------
INVESTMENT INCOME:
    Income distributions received                  $      107,741  $       499,154 $     1,070,442  $      838,801  $       377,633
                                                     -------------   --------------  --------------   -------------  ---------------
                                                     -------------   --------------  --------------   -------------  ---------------

EXPENSES:
    Management fees                                       102,443           48,595         253,629         236,060           60,854
                                                     -------------   --------------  --------------   -------------  ---------------
                                                     -------------   --------------  --------------   -------------  ---------------

NET INVESTMENT INCOME                                       5,298          450,559         816,813         602,741          316,779
                                                     -------------   --------------  --------------   -------------  ---------------
                                                     -------------   --------------  --------------   -------------  ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Net realized gain on investments                    4,481,601          371,979       4,699,573       9,140,818        1,346,128
    Capital gain distributions received
    Change in net unrealized appreciation on           (4,556,337)        (337,355)     (4,999,450)     (9,413,852)      (1,263,198)
        investments
                                                     -------------   --------------  --------------   -------------  ---------------
                                                     -------------   --------------  --------------   -------------  ---------------

    Net realized and unrealized gain (loss) on            (74,736)          34,624        (299,877)       (273,034)          82,930
        investments
                                                     -------------   --------------  --------------   -------------  ---------------
                                                     -------------   --------------  --------------   -------------  ---------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
    FROM OPERATIONS                                $      (69,438) $       485,183 $       516,936  $      329,707  $       399,709
                                                     =============   ==============  ==============   =============  ===============
                                                     =============   ==============  ==============   =============  ===============

    See notes to financial statements.

MAXIM SERIES FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2005 AND YEAR ENDED DECEMBER 31, 2004

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                             MAXIM AGGRESSIVE PROFILE I    MAXIM CONSERVATIVE PROFILE       MAXIM MODERATE PROFILE I
                                                     PORTFOLIO                       I PORTFOLIO                     PORTFOLIO
                                              -----------------------------    ----------------------------    ---------------------
                                                    2005          2004          2005          2004          2005          2004
                                                 -----------   -----------   ------------  ------------  ------------  ------------
                                                 -------------------------   --------------------------  --------------------------
                                                   UNAUDITED                         UNAUDITED                   UNAUDITED
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
    Net investment income                      $      5,298  $  1,132,818  $     450,559 $   1,059,634 $     816,813 $   3,996,106
    Net realized gain on investments              4,481,601     2,481,986        371,979       842,650     4,699,573     4,003,338
    Capital gain distributions received                         2,181,876              0       144,082             0     2,842,459
    Change in net unrealized appreciation        (4,556,337)    5,514,838       (337,355)      343,186    (4,999,450)    6,928,104
        on investments
                                                 -----------   -----------   ------------  ------------  ------------  ------------
                                                 -----------   -----------   ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets           (69,438)   11,311,518        485,183     2,389,552       516,936    17,770,007
         resulting from operations
                                                 -----------   -----------   ------------  ------------  ------------  ------------
                                                 -----------   -----------   ------------  ------------  ------------  ------------

DISTRIBUTIONS:
    From net investment income                      (13,077)   (1,128,393)      (453,411)   (1,064,612)     (833,270)   (3,998,129)
                                                 -----------   -----------   ------------  ------------  ------------  ------------
                                                 -----------   -----------   ------------  ------------  ------------  ------------

SHARE TRANSACTIONS:
    Net proceeds from sales of shares            15,863,091    20,026,708      6,617,466     9,257,230    39,200,144    71,279,488
    Reinvestment of distributions                    13,077     1,128,393        453,411     1,064,612       833,270     3,998,129
    Redemptions of shares                        (20,369,298)  (7,651,412)    (7,760,808)   (6,035,628)  (40,672,272)  (14,110,778)
                                                 -----------   -----------   ------------  ------------  ------------  ------------
                                                 -----------   -----------   ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets        (4,493,130)ons13,503,689       (689,931)    4,286,214      (638,858)   61,166,839
         resulting from share
         transactions
                                                 -----------   -----------   ------------  ------------  ------------  ------------
                                                 -----------   -----------   ------------  ------------  ------------  ------------

    Total increase (decrease) in net assets      (4,575,645)   23,686,814       (658,159)    5,611,154      (955,192)   74,938,717

NET ASSETS:
    Beginning of period                          82,078,668    58,391,854     37,765,874    32,154,720   200,256,936   125,318,219
                                                 -----------   -----------   ------------  ------------  ------------  ------------
                                                 -----------   -----------   ------------  ------------  ------------  ------------

    End of period  (1)                         $ 77,503,023  $ 82,078,668  $  37,107,715 $  37,765,874 $ 199,301,744 $ 200,256,936
                                                 ===========   ===========   ============  ============  ============  ============
                                                 ===========   ===========   ============  ============  ============  ============

OTHER INFORMATION:

SHARES:
    Sold                                          1,382,470     1,899,563        641,980       917,313     3,599,179     6,788,993
    Issued in reinvestment of distributions           1,122        98,916         43,850       105,174        75,959       373,821
    Redeemed                                     (1,769,985)     (729,349)      (746,571)     (598,377)   (3,723,422)   (1,358,838)
                                                 -----------   -----------   ------------  ------------  ------------  ------------
                                                 -----------   -----------   ------------  ------------  ------------  ------------

    Net increase (decrease)                        (386,393)    1,269,130        (60,741)      424,110       (48,284)    5,803,976
                                                 ===========   ===========   ============  ============  ============  ============
                                                 ===========   ===========   ============  ============  ============  ============

(1)  Including undistributed (overdistributed) $     (1,179) $      6,600  $        (537)$       2,315 $      (2,920)$      13,537
      net investment income


See notes to financial statements.

                                                                                                                        (Continued)

MAXIM SERIES FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2005 AND YEAR ENDED DECEMBER 31, 2004

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                          MAXIM MODERATELY AGGRESSIVE               MAXIM MODERATELY CONSERVATIVE
                                                              PROFILE I PORTFOLIO                        PROFILE I PORTFOLIO
                                                        ---------------------------------          ---------------------------------

                                                                  2005              2004                2005             2004
                                                               ------------      ------------        ------------     ------------
                                                               ------------------------------        -----------------------------
                                                                   UNAUDITED                            UNAUDITED
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income                                    $     602,741     $   3,441,692       $     316,779    $   1,096,997
    Net realized gain on investments                             9,140,818         3,891,304           1,346,128          984,204
    Capital gain distributions received                                            3,002,491                              541,423
    Change in net unrealized appreciation on investments        (9,413,852)       10,795,133          (1,263,198)       1,392,666
                                                               ------------      ------------        ------------     ------------
                                                               ------------      ------------        ------------     ------------

    Net increase in net assets resulting from operations           329,707        21,130,620             399,709        4,015,290
                                                               ------------      ------------        ------------     ------------
                                                               ------------      ------------        ------------     ------------

DISTRIBUTIONS:
    From net investment income                                    (618,618)       (3,481,723)           (320,440)      (1,100,332)
                                                               ------------      ------------        ------------     ------------
                                                               ------------      ------------        ------------     ------------

SHARE TRANSACTIONS:
    Net proceeds from sales of shares                           34,253,968        44,354,559          10,870,077       12,014,690
    Reinvestment of distributions                                  618,618         3,481,723             320,440        1,100,332
    Redemptions of shares                                      (47,109,178)      (11,083,047)        (14,061,237)      (4,738,646)
                                                               ------------      ------------        ------------     ------------
                                                               ------------      ------------        ------------     ------------

    Net increase (decrease) in net assets resulting            (12,236,592)       36,753,235          (2,870,720)       8,376,376
         from share transactions
                                                               ------------      ------------        ------------     ------------
                                                               ------------      ------------        ------------     ------------

    Total increase (decrease) in net assets                    (12,525,503)       54,402,132          (2,791,451)      11,291,334

NET ASSETS:
    Beginning of period                                        186,620,436       132,218,304          47,169,160       35,877,826
                                                               ------------      ------------        ------------     ------------
                                                               ------------      ------------        ------------     ------------

    End of period  (1)                                       $ 174,094,933     $ 186,620,436       $  44,377,709    $  47,169,160
                                                               ============      ============        ============     ============
                                                               ============      ============        ============     ============
                                                                                                               1
OTHER INFORMATION:

SHARES:
    Sold                                                         3,025,217         4,191,667           1,029,907        1,189,160
    Issued in reinvestment of distributions                         54,075           313,166              30,173          106,376
    Redeemed                                                    (4,143,568)       (1,040,179)         (1,325,097)        (468,131)
                                                               ------------      ------------        ------------     ------------
                                                               ------------      ------------        ------------     ------------

    Net increase (decrease)                                     (1,064,276)        3,464,654            (265,017)         827,405
                                                               ============      ============        ============     ============
                                                               ============      ============        ============     ============

(1)  Including undistributed (overdistributed)               $     (15,877)    $                   $        (651)   $       3,010
       net investment income


See notes to financial statements.
                                                                                                                       (Concluded)

MAXIM SERIES FUND, INC.

MAXIM AGGRESSIVE PROFILE I PORTFOLIO
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

                                   Six Months Ended                Year Ended December 31,
                                   ---------------------------------------------------------------------
                                   ---------------------------------------------------------------------
                                   June 30, 2005 2004        2003        2002       2001 ^      2000
                                   ----------------------  ---------   ---------  ----------  ----------
                                   ----------------------  ---------   ---------  ----------  ----------
                                         UNAUDITED

Net Asset Value, Beginning of Period $ 11.65 $     10.11 $     7.78  $     9.48 $     10.93 $     12.34

Income from Investment Operations

Net investment income                               0.16       0.05        0.03        0.03        0.57
Capital gain distributions received                 0.31       0.05        0.10        0.25        0.27
                                   ----------  ----------  ---------   ---------  ----------  ----------
                                   ----------  ----------  ---------   ---------  ----------  ----------

    Total distributions received        0.00        0.47       0.10        0.13        0.28        0.84

Net realized and unrealized gain (loss) on
    investments                        (0.01)       1.23       2.28       (1.80)      (0.98)      (1.66)
                                   ----------  ----------  ---------   ---------  ----------  ----------
                                   ----------  ----------  ---------   ---------  ----------  ----------

Total Income (Loss) From
    Investment Operations              (0.01)       1.70       2.38       (1.67)      (0.70)      (0.82)
                                   ----------  ----------  ---------   ---------  ----------  ----------
                                   ----------  ----------  ---------   ---------  ----------  ----------

Less Distributions

From net investment income                         (0.16)     (0.05)      (0.03)      (0.46)      (0.27)
From net realized gains                                                               (0.29)      (0.32)
                                   ----------  ----------  ---------   ---------  ----------  ----------
                                   ----------  ----------  ---------   ---------  ----------  ----------

Total Distributions                     0.00       (0.16)     (0.05)      (0.03)      (0.75)      (0.59)
                                   ----------  ----------  ---------   ---------  ----------  ----------
                                   ----------  ----------  ---------   ---------  ----------  ----------

Net Asset Value, End of Period   $     11.64 $     11.65 $    10.11  $     7.78 $      9.48 $     10.93
                                   ==========  ==========  =========   =========  ==========  ==========
                                   ==========  ==========  =========   =========  ==========  ==========


Total Return                          (0.07%)o    16.89%     30.57%     (17.62%)     (5.75%)     (6.82%)

Net Assets, End of Period ($000) $    77,503 $    82,079 $   58,392  $   34,659 $    33,773 $    27,131

Ratio of Expenses to Average Net Assets0.25% *     0.25%      0.25%       0.25%       0.25%       0.25%

Ratio of Net Investment Income to
    Average Net Assets                 0.01% *     1.67%      0.61%       0.41%       1.40%       0.17%

Portfolio Turnover Rate               18.49% o    25.48%     50.10%      76.79%      96.98%      91.73%


 ^ The per share information was computed based on average shares.

 # Does not include expenses of the investment companies in which the portfolio invests.

 o Based on operations for the period shown and, accordingly, are not representative of a full year.

 *  Annualized


See notes to financial statements.                                                            (Continued)

MAXIM SERIES FUND, INC.

MAXIM CONSERVATIVE PROFILE I PORTFOLIO
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

                                   Six Months Ended                Year Ended December 31,
                                   ---------------------------------------------------------------------
                                   ---------------------------------------------------------------------
                                   June 30, 2005 2004        2003        2002       2001 ^      2000
                                   ----------------------  ---------   ---------  ----------  ----------
                                   ----------------------  ---------   ---------  ----------  ----------
                                         UNAUDITED
Net Asset Value, Beginning of Period $ 10.34  $     9.96 $      9.23 $     9.65  $   10.12  $    10.11

Income from Investment Operations

Net investment income                   0.13        0.30        0.30       0.23       0.43        0.71
Capital gain distributions received                 0.04        0.05       0.09       0.14        0.19
                                    ---------   ---------  ----------  ---------   --------   ---------
                                    ---------   ---------  ----------  ---------   --------   ---------

    Total distributions received        0.13        0.34        0.35       0.32       0.57        0.90

Net realized and unrealized gain (loss) on
    investments                        (0.01)       0.34        0.69      (0.52)     (0.27)      (0.32)
                                    ---------   ---------  ----------  ---------   --------   ---------
                                    ---------   ---------  ----------  ---------   --------   ---------

Total Income (Loss) From
    Investment Operations               0.12        0.68        1.04      (0.20)      0.30        0.58
                                    ---------   ---------  ----------  ---------   --------   ---------
                                    ---------   ---------  ----------  ---------   --------   ---------

Less Distributions

From net investment income             (0.13)      (0.30)      (0.31)     (0.22)     (0.61)      (0.53)
From net realized gains                                                              (0.16)      (0.04)
                                    ---------   ---------  ----------  ---------   --------   ---------
                                    ---------   ---------  ----------  ---------   --------   ---------

Total Distributions                    (0.13)      (0.30)      (0.31)     (0.22)     (0.77)      (0.57)
                                    ---------   ---------  ----------  ---------   --------   ---------
                                    ---------   ---------  ----------  ---------   --------   ---------

Net Asset Value, End of Period    $    10.33  $    10.34 $      9.96 $     9.23  $    9.65  $    10.12
                                    =========   =========  ==========  =========   ========   =========
                                    =========   =========  ==========  =========   ========   =========


Total Return                           1.14% o     6.92%      11.33%     (0.69%)     2.91%       5.86%

Net Assets, End of Period ($000)  $   37,108  $   37,766 $    32,155 $   28,128  $  20,349 $    17,421

Ratio of Expenses to Average Net       0.25% *     0.25%       0.25%      0.25%      0.25%       0.25%
    Assets

Ratio of Net Investment Income to
    Average Net Assets                 2.32% *     3.03%       3.13%      3.92%      4.58%       4.69%

Portfolio Turnover Rate               36.13% o    33.95%      86.47%     82.41%     84.75%      63.09%


# Does not include expenses of the investment companies in which the portfolio invests.

 o Based on operations for the period shown and, accordingly, are not representative of a full year.

 *  Annualized


See notes to financial statements.                                                            (Continued)

MAXIM SERIES FUND, INC.

MAXIM MODERATE PROFILE I PORTFOLIO
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

                                   Six Months Ended                Year Ended December 31,
                                   ---------------------------------------------------------------------
                                   ---------------------------------------------------------------------
                                   June 30, 2005 2004        2003        2002       2001 ^      2000
                                   ----------------------  ---------   ---------  ----------  ----------
                                   ----------------------  ---------   ---------  ----------  ----------
                                         UNAUDITED
Net Asset Value, Beginning of Period $ 10.98  $    10.08 $      8.53 $     9.54  $   10.42  $    11.25

Income from Investment Operations

Net investment income                   0.05        0.24        0.16       0.14       0.17        0.57
Capital gain distributions received                 0.16        0.04       0.09       0.19        0.31
                                    ---------   ---------  ----------  ---------   --------   ---------
                                    ---------   ---------  ----------  ---------   --------   ---------

    Total distributions received        0.05        0.40        0.20       0.23       0.36        0.88

Net realized and unrealized gain (loss) on
    investments                        (0.02)       0.74        1.51      (1.10)     (0.66)      (1.03)
                                    ---------   ---------  ----------  ---------   --------   ---------
                                    ---------   ---------  ----------  ---------   --------   ---------

Total Income (Loss) From
    Investment Operations               0.03        1.14        1.71      (0.87)     (0.30)      (0.15)
                                    ---------   ---------  ----------  ---------   --------   ---------
                                    ---------   ---------  ----------  ---------   --------   ---------

Less Distributions

From net investment income             (0.05)      (0.24)      (0.16)     (0.14)     (0.45)      (0.44)
From net realized gains                                                              (0.13)      (0.24)
                                    ---------   ---------  ----------  ---------   --------   ---------
                                    ---------   ---------  ----------  ---------   --------   ---------

Total Distributions                    (0.05)      (0.24)      (0.16)     (0.14)     (0.58)      (0.68)
                                    ---------   ---------  ----------  ---------   --------   ---------
                                    ---------   ---------  ----------  ---------   --------   ---------

Net Asset Value, End of Period    $    10.96  $    10.98 $     10.08 $     8.53  $    9.54  $    10.42
                                    =========   =========  ==========  =========   ========   =========
                                    =========   =========  ==========  =========   ========   =========


Total Return                           0.24% o    11.34%      20.19%     (8.52%)    (2.74%)     (1.38%)

Net Assets, End of Period ($000)  $  199,302  $  200,257 $   125,318 $   61,960  $  50,729 $    37,808

Ratio of Expenses to Average Net       0.25% *     0.25%       0.25%      0.25%      0.25%       0.25%
    Assets

Ratio of Net Investment Income to
    Average Net Assets                 0.81% *     2.63%       2.17%      2.44%      3.22%       2.32%

Portfolio Turnover Rate               31.62% o    21.59%      57.76%     77.11%     93.99%      76.55%


# Does not include expenses of the investment companies in which the portfolio invests.

 o Based on operations for the period shown and, accordingly, are not representative of a full year.

 *  Annualized


See notes to financial statements.                                                            (Continued)

MAXIM SERIES FUND, INC.

MAXIM MODERATELY AGGRESSIVE PROFILE I PORTFOLIO
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

                                   Six Months Ended                Year Ended December 31,
                                   ---------------------------------------------------------------------
                                   ---------------------------------------------------------------------
                                   June 30, 2005 2004        2003        2002       2001 ^      2000
                                   ----------------------  ---------   ---------  ----------  ----------
                                   ----------------------  ---------   ---------  ----------  ----------
                                         UNAUDITED
Net Asset Value, Beginning of Period $ 11.44  $    10.29 $      8.42 $     9.73  $   10.81  $    12.18

Income from Investment Operations

Net investment income                   0.04        0.22        0.14       0.10       0.01        0.56
Capital gain distributions received                 0.18        0.04       0.09       0.22        0.33
                                    ---------   ---------  ----------  ---------   --------   ---------
                                    ---------   ---------  ----------  ---------   --------   ---------

    Total distributions received        0.04        0.40        0.18       0.19       0.23        0.89

Net realized and unrealized gain (loss) on
    investments                        (0.02)       0.97        1.83      (1.40)     (0.75)      (1.39)
                                    ---------   ---------  ----------  ---------   --------   ---------
                                    ---------   ---------  ----------  ---------   --------   ---------

Total Income (Loss) From
    Investment Operations               0.02        1.37        2.01      (1.21)     (0.52)      (0.50)
                                    ---------   ---------  ----------  ---------   --------   ---------
                                    ---------   ---------  ----------  ---------   --------   ---------

Less Distributions

From net investment income             (0.04)      (0.22)      (0.14)     (0.10)     (0.44)      (0.35)
From net realized gains                                                              (0.12)      (0.52)
                                    ---------   ---------  ----------  ---------   --------   ---------
                                    ---------   ---------  ----------  ---------   --------   ---------

Total Distributions                    (0.04)      (0.22)      (0.14)     (0.10)     (0.56)      (0.87)
                                    ---------   ---------  ----------  ---------   --------   ---------
                                    ---------   ---------  ----------  ---------   --------   ---------

Net Asset Value, End of Period    $    11.42  $    11.44 $     10.29 $     8.42  $    9.73  $    10.81
                                    =========   =========  ==========  =========   ========   =========
                                    =========   =========  ==========  =========   ========   =========


Total Return                           0.18% o    13.38%      23.94%    (12.03%)    (4.64%)     (4.34%)

Net Assets, End of Period ($000)  $  174,095  $  186,620 $   132,218 $   80,966  $  69,288 $    52,878

Ratio of Expenses to Average Net       0.25% *     0.25%       0.25%      0.25%      0.25%       0.25%
    Assets

Ratio of Net Investment Income to
    Average Net Assets                 0.64% *     2.00%       2.00%      2.00%      2.39%       1.25%

Portfolio Turnover Rate               26.83% o    30.33%      53.30%     76.97%     96.23%      74.26%


# Does not include expenses of the investment companies in which the portfolio invests.

 o Based on operations for the period shown and, accordingly, are not representative of a full year.

 *  Annualized


See notes to financial statements.                                                            (Continued)

MAXIM SERIES FUND, INC.

MAXIM MODERATELY CONSERVATIVE PROFILE I PORTFOLIO
FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

                                   Six Months Ended                Year Ended December 31,
                                   -------------------------------------------------------------------
                                   -------------------------------------------------------------------
                                   June 30, 2005   2004        2003       2002        2001       2000
                                   ----------------------  ---------   --------   --------   ---------
                                   ----------------------  ---------   --------   --------   ---------
                                         UNAUDITED
Net Asset Value, Beginning of Per$od   10.60 $      9.91 $     8.71  $    9.47  $   10.13  $    10.60

Income from Investment Operations

Net investment income                   0.08        0.26       0.22       0.17       0.27        0.54
Capital gain distributions received                 0.12       0.04       0.09       0.18        0.41
                                   ----------  ----------  ---------   --------   --------   ---------
                                   ----------  ----------  ---------   --------   --------   ---------

    Total distributions received        0.08        0.38       0.26       0.26       0.45        0.95

Net realized and unrealized gain (loss) on
    investments                         0.01        0.57       1.17      (0.86)     (0.51)      (0.97)
                                   ----------  ----------  ---------   --------   --------   ---------
                                   ----------  ----------  ---------   --------   --------   ---------

Total Income (Loss) From
    Investment Operations               0.09        0.95       1.43      (0.60)     (0.06)      (0.02)
                                   ----------  ----------  ---------   --------   --------   ---------
                                   ----------  ----------  ---------   --------   --------   ---------

Less Distributions

From net investment income             (0.08)      (0.26)     (0.23)     (0.16)     (0.47)      (0.40)
From net realized gains                                                             (0.13)      (0.05)
                                   ----------  ----------  ---------   --------   --------   ---------
                                   ----------  ----------  ---------   --------   --------   ---------

Total Distributions                    (0.08)      (0.26)     (0.23)     (0.16)     (0.60)      (0.45)
                                   ----------  ----------  ---------   --------   --------   ---------
                                   ----------  ----------  ---------   --------   --------   ---------

Net Asset Value, End of Period         10.61       10.60 $     9.91 $     8.71 $     9.47  $    10.13
                                   ==========  ==========  =========   ========   ========   =========
                                   ==========  ==========  =========   ========   ========   =========


Total Return                           0.82% o     9.66%     16.49%     (5.31%)    (0.66%)     (0.12%)

Net Assets, End of Period ($000) $    44,378 $    47,169 $   35,878  $  23,352 $   18,788 $    16,132

Ratio of Expenses to Average Net       0.25% *     0.25%      0.25%      0.25%      0.25%       0.25%
    Assets

Ratio of Net Investment Income to
    Average Net Assets                 1.30% *     2.69%      2.65%      3.09%      3.62%       3.19%

Portfolio Turnover Rate               44.17% o    31.05%     61.38%     82.07%     95.19%      80.88%


# Does not include expenses of the investment companies in which the portfolio invests.

 o Based on operations for the period shown and, accordingly, are not representative of a full year.

 *  Annualized


See notes to financial statements.                                                           (Concluded)


Schedule of Investments
June 30, 2005
UNAUDITED

----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
                   Maxim Aggressive Profile I Portfolio
Common Stock
Shares                                                                           Value ($)
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
     660,728     Maxim Ariel MidCap Value Portfolio                         $      15,533,711
     411,145     Maxim Ariel Small-Cap Value Portfolio                              5,776,591
     451,906     Maxim INVESCO ADR Portfolio                                        7,673,364
     542,040     Maxim Janus Large Cap Growth Portfolio                             7,843,316
     287,272     Maxim Loomis Sayles Small-Cap Value Portfolio                      5,969,510
     573,830     Maxim MFS(R) International Growth Portfolio                        7,620,461
     258,012     Maxim MFS(R) Small-Cap Growth Portfolio                            3,981,122
     415,182     Maxim T. Rowe Price Equity/Income Portfolio                        7,635,200
     454,642     Maxim T. Rowe Price MidCap Growth Portfolio                        7,838,036
     561,858     Maxim Templeton(R) International Equity Portfolio                  7,635,652
                                                                               ---------------
                                                                               ---------------

Total Aggressive Profile I Portfolio                                        $      77,506,963
                                                                               ===============
                                                                               ===============
(Cost of Investments $68,423,591)


See Notes to Financial Statements.


Schedule of Investments
June 30, 2005
UNAUDITED
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
                  Maxim Conservative Profile I Portfolio
Common Stock
Shares                                                                          Value ($)
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

  8,251,154*     Great-West Life & Annuity Contract                        $       8,330,216
      79,371     Maxim Ariel MidCap Value Portfolio                                1,866,016
     373,636     Maxim Federated Bond Portfolio                                    3,710,204
     521,986     Maxim Global Bond Portfolio                                       5,480,860
      36,265     Maxim INVESCO ADR Portfolio                                         615,783
     260,612     Maxim Janus Large Cap Growth Portfolio                            3,771,049
      45,766     Maxim MFS(R) International Growth Portfolio                         607,769
     368,330     Maxim Salomon Brothers High Yield Bond Portfolio                  3,808,534
     280,119     Maxim Short Duration Bond Portfolio                               2,770,375
      99,741     Maxim T. Rowe Price Equity/Income Portfolio                       1,834,240
      45,086     Maxim Templeton(R) International Equity Portfolio                   612,722
     311,078     Maxim U.S. Government Mortgage Securities Portfolio               3,701,829
                                                                              ---------------
                                                                              ---------------

Total Conservative Profile I Portfolio                                     $      37,109,597
                                                                              ===============
                                                                              ===============
(Cost of Investments $35,775,435)


See Notes to Financial Statements.

*  Represents amount contributed.


Schedule of Investments
June 30, 2005
UNAUDITED
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
                   Maxim Moderate Profile I Portfolio
Common Stock
Shares                                                                         Value ($)
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

 29,295,141*     Great-West Life & Annuity Contract                       $     29,575,435
     854,235     Maxim Ariel MidCap Value Portfolio                             20,083,066
     354,392     Maxim Ariel Small-Cap Value Portfolio                           4,979,211
   1,005,288     Maxim Federated Bond Portfolio                                  9,982,508
   1,872,685     Maxim Global Bond Portfolio                                    19,663,194
     779,488     Maxim INVESCO ADR Portfolio                                    13,235,700
   1,401,735     Maxim Janus Large Cap Growth Portfolio                         20,283,109
     247,613     Maxim Loomis Sayles Small-Cap Value Portfolio                   5,145,397
     988,285     Maxim MFS(R) International Growth Portfolio                    13,124,419
     989,999     Maxim Salomon Brothers High Yield Bond Portfolio               10,236,594
   1,073,321     Maxim T. Rowe Price Equity/Income Portfolio                    19,738,378
     587,861     Maxim T. Rowe Price MidCap Growth Portfolio                    10,134,720
     969,108     Maxim Templeton(R) International Equity Portfolio              13,170,171
    836956.8     Maxim U.S. Government Mortgage Securities Portfolio             9,959,787
                                                                             --------------
                                                                             --------------

Total Moderate Profile I Portfolio                                        $    199,311,689
                                                                             ==============
                                                                             ==============
(Cost of Investments $186,370,711)


See Notes to Financial Statements.

*  Represents amount contributed.


Schedule of Investments
June 30, 2005
UNAUDITED
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
             Maxim Moderately Aggressive Profile I Portfolio
Common Stock
Shares                                                                         Value ($)
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

  8,556,774*     Great-West Life & Annuity Contract                       $      8,638,307
     744,152     Maxim Ariel MidCap Value Portfolio                             17,495,009
     617,371     Maxim Ariel Small-Cap Value Portfolio                           8,674,069
     438,036     Maxim Federated Bond Portfolio                                  4,349,693
   1,632,178     Maxim Global Bond Portfolio                                    17,137,872
     848,910     Maxim INVESCO ADR Portfolio                                    14,414,491
   1,831,476     Maxim Janus Large Cap Growth Portfolio                         26,501,461
     431,415     Maxim Loomis Sayles Small-Cap Value Portfolio                   8,964,794
   1,076,624     Maxim MFS(R) International Growth Portfolio                    14,297,570
     864,114     Maxim Salomon Brothers High Yield Bond Portfolio                8,934,944
     935,370     Maxim T. Rowe Price Equity/Income Portfolio                    17,201,454
     512,034     Maxim T. Rowe Price MidCap Growth Portfolio                     8,827,470
   1,054,179     Maxim Templeton(R) International Equity Portfolio              14,326,294
     364,751     Maxim U.S. Government Mortgage Securities Portfolio             4,340,535
                                                                             --------------
                                                                             --------------

Total Moderately Aggressive Profile I Portfolio                           $    174,103,963
                                                                             ==============
                                                                             ==============
(Cost of Investments $157,982,116)


See Notes to Financial Statements.

*  Represents amount contributed.



Schedule of Investments
June 30, 2005
UNAUDITED
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
           Maxim Moderately Conservative Profile I Portfolio
Common Stock
Shares                                                                       Value ($)
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------

 9,784,946*     Great-West Life & Annuity Contract                      $       9,877,880
     94,950     Maxim Ariel MidCap Value Portfolio                              2,232,267
     78,768     Maxim Ariel Small-Cap Value Portfolio                           1,106,692
    223,554     Maxim Federated Bond Portfolio                                  2,219,890
    416,480     Maxim Global Bond Portfolio                                     4,373,047
    129,873     Maxim INVESCO ADR Portfolio                                     2,205,243
    311,607     Maxim Janus Large Cap Growth Portfolio                          4,508,956
     55,050     Maxim Loomis Sayles Small-Cap Value Portfolio                   1,143,943
    164,904     Maxim MFS(R) International Growth Portfolio                     2,189,931
    441,019     Maxim Salomon Brothers High Yield Bond Portfolio                4,560,135
    111,738     Maxim Short Duration Bond Portfolio                             1,105,088
    119,343     Maxim T. Rowe Price Equity/Income Portfolio                     2,194,714
    130,673     Maxim T. Rowe Price MidCap Growth Portfolio                     2,252,800
    161,469     Maxim Templeton(R) International Equity Portfolio               2,194,370
    186,139     Maxim U.S. Government Mortgage Securities Portfolio             2,215,059
                                                                           ---------------
                                                                           ---------------

Total Moderately Conservative Profile I Portfolio                       $      44,380,015
                                                                           ===============
                                                                           ===============
(Cost of Investments $41,672,360)


See Notes to Financial Statements.

*  Represents amount contributed.

MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2005
--------------------------------------------------------------------------------
UNAUDITED

1. ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES
      Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-four portfolios. Interests in the Maxim Aggressive Profile I, Maxim Conservative Profile I, Maxim Moderate Profile I, Maxim Moderately Aggressive Profile I and Maxim Moderately Conservative Profile I Portfolios (the Portfolios) are included herein and are represented by separate classes of beneficial interest of the Fund. The investment objective of each Portfolio is: to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize equity investments for the Maxim Aggressive Profile I Portfolio; to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize fixed income investments for the Maxim Conservative Profile I Portfolio; to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund with a relatively equal emphasis on equity and fixed income investments for the Maxim Moderate Profile I Portfolio; to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize equity investments, and to a lesser degree, in those that emphasize fixed income investments for the Maxim Moderately Aggressive Profile I Portfolio; and to seek capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize fixed income investments, and to a lesser degree, in those that emphasize equity investments for the Maxim Moderately Conservative Profile I Portfolio. Each Portfolio is non-diversified as defined in the 1940 Act. The Portfolios are available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Life Insurance Company, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Life Insurance Company provide administrative services.

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

      Security Valuation

      Investments in shares of the underlying funds are valued at their net asset value as reported by the underlying fund. Investments in the Great-West Life & Annuity Contract are valued at the cost plus interest credited to the investment.

      Dividends

      Dividends from net investment income of the Portfolios are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolios, if any, are declared and reinvested at least annually in additional shares at net asset value.

      Security Transactions

      Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

      Dividend income and realized gain distributions from other funds are accrued as of the ex-dividend date.

      Federal Income Taxes

      For federal income tax purposes, each Portfolio of the Fund currently qualifies, and intends to remain qualified as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

      Classification of Distributions to Shareholders

      The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

2. INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

      The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.25% of the average daily net assets of each Portfolio. Each Portfolio will also bear the indirect expense of the underlying investments. Because the underlying funds have varied expense and fee levels and the Portfolios may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Portfolios will vary.

      Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, is the principal underwriter to distribute and market the Portfolio. Financial Administrative Services Corporation, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

      The Portfolios each may invest in a fixed interest contract issued and guaranteed by GWL&A. The contract has a stable principal value and pays a fixed rate of interest. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis).

      As of June 30, 2005, there were 35 funds for which the Directors served as Directors or Trustees, thirty-four of which were Portfolios of the Fund. The total compensation paid to the independent directors with respect to all funds for which they serve as Directors or Trustees was $56,250 for the six months ended June 30, 2005. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

      An affiliated company represents ownership by a Portfolio of at least 5% of the voting securities of the issuer during the period, as defined in the 1940 Act. A summary of transactions during the six months ended June 30, 2005, in which the issuer was an affiliate of a Portfolio, is included on the following pages:


                                                   Market                                                                Market
                                    Shares          Value        Purchase                    Realized       Dividends      Value
             Affiliate                Held       12/31/2004        Cost        Sales Cost       Loss        Received     6/30/2005
     ---------------------------    ----------   ------------    ----------    -----------   -----------    ----------   -----------
     Conservative Profile I
       Portfolio
     ---------------------------
     ---------------------------
        Maxim Short Duration
        Bond Portfolio                280,119     11,159,054  $    722,107  $   9,138,900     (125,618)  $    170,109     2,770,375

                                                   Market                                    Realized                    Market
                                    Shares          Value        Purchase                      Gain/        Dividends      Value
             Affiliate                Held       12/31/2004        Cost        Sales Cost      (Loss)       Received     3/31/2005
     ---------------------------    ----------   ------------    ----------    -----------   -----------    ----------   -----------

     Moderate Profile I
       Portfolio
     ---------------------------
     ---------------------------
        Maxim Federated Bond
        Portfolio                   1,005,288      9,750,858  $  1,341,243  $   1,174,891       (9,176)  $    157,321     9,982,508
        Maxim Global Bond
        Portfolio                   1,872,685     19,743,096     2,592,067      2,309,203      135,652        200,305    19,663,194
        Maxim INVESCO ADR
        Portfolio                     779,488     10,222,197     4,693,855        955,629      508,756              0    13,235,700
        Maxim Janus Large Cap
        Growth Portfolio            1,401,735     20,416,895     2,025,432      2,261,091      912,298              0    20,283,109
        Maxim MFS(R)
        International Growth
        Portfolio                     988,285     10,267,573     4,644,710      1,094,823      356,946              0    13,124,419
        Maxim Salomon Brothers
        High Yield Bond
        Portfolio                     989,999      9,804,296     1,802,654      1,117,445       38,697        305,977    10,236,594






                                                   Market                                                                Market
                                    Shares          Value        Purchase                    Realized       Dividends      Value
             Affiliate                Held       12/31/2004        Cost        Sales Cost       Gain        Received     6/30/2005
     ---------------------------    ----------   ------------    ----------    -----------   -----------    ----------   -----------
     ---------------------------    ----------   ------------    ----------    -----------   -----------    ----------   -----------

     Moderately Aggressive
       Profile I Portfolio
     ---------------------------
        Maxim Global Bond
        Portfolio                   1,632,178    18,246,837   $  2,597,145  $   3,295,635      214,462   $    186,267    17,137,872
        Maxim INVESCO ADR
        Portfolio                     848,910    12,604,656      4,766,384      1,969,046      744,848              0    14,414,491
        Maxim Janus Large Cap
        Growth Portfolio            1,831,476    28,371,030      2,914,430      4,375,418    1,828,793              0    26,501,461
        Maxim MFS(R)
        International Growth
        Portfolio                   1,076,624    12,688,441      4,687,631      2,028,127      660,991              0    14,297,570
        Maxim Salomon Brothers
        High Yield Bond
        Portfolio                     864,114     9,053,898      1,742,445      1,605,955       51,839        284,572     8,934,944


3. PURCHASES & SALES OF UNDERLYING INVESTMENTS

      For the six months ended June 30, 2005, the aggregate cost of purchases and proceeds from sales of underlying investments were as follows:

                                                                  Purchases         Sales
                                                                 ------------    ------------
     Aggressive Profile I Portfolio                               15,143,939      19,645,362
     Conservative Profile I Portfolio                             14,049,958      14,742,924
     Moderate Profile I Portfolio                                 64,277,013      64,933,295
     Moderately Aggressive Profile I Portfolio                    50,377,108      62,630,727
     Moderately Conservative Profile I Portfolio                  21,317,196      24,191,849

4. UNREALIZED APPRECIATION (DEPRECIATION)

      The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2005 were as follows:

                              Cost For
                               Income                                                  Net
                                 Tax             Gross              Gross          Unrealized
                              Purposes       Appreciation       Depreciation      Appreciation
                             ------------    --------------     --------------    --------------
     Aggressive Profile
        I Portfolio        $    70,610,322  $    7,148,020     $    (251,378)    $     6,896,642

     Conservative
        Profile I               36,226,824       1,327,821          (445,048)            882,773
        Portfolio

     Moderate Profile I
        Portfolio              189,416,603       10,301,543         (406,457)          9,895,086

     Moderately
        Aggressive
        Profile I              161,934,162      12,821,162          (651,361)         12,169,801
        Portfolio
     Moderately
        Conservative
        Profile I               42,666,631       2,195,059          (481,675)          1,713,384
        Portfolio


5. DISTRIBUTIONS TO SHAREHOLDERS

      Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to tax deferral of losses on wash sales and capital loss carryforwards. Due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolios.

                                      * * *

Investment Advisory Contract Approval

The Board of Directors (the "Board") of Maxim Series Fund, Inc. (the "Fund"), including the Directors who are not interested persons of the Fund (the "Independent Directors"), approved at a meeting held on April 27, 2005 (the "Meeting"), the continuation of the Investment Advisory Agreement between the Fund and GW Capital Management, LLC, doing business as Maxim Capital Management, LLC ("MCM") and the Sub-Advisory Agreements between MCM and each of the following Sub-Advisers: Ariel Capital Management, Inc.; BNY Investment Advisors; Federated Investment Management Company; INVESCO Global Asset Management (N.A.); Janus Capital Management, LLC; Loomis, Sayles & Company, L.P.; Massachusetts Financial Services Company; Salomon Brothers Asset Management Company Inc.; Standish Mellon Asset Management LLC; T. Rowe Price Associates, Inc.; and Templeton Investment Counsel, LLC.

Based on its review of the Advisory Agreement and Sub-Advisory Agreements (collectively, the "Agreements"), the information described below, and such considerations as the Board deemed relevant, the Board concluded that the terms of the Agreements are fair and reasonable, and that the advisory and sub-advisory fee rates provided in the Agreements are fair and reasonable in relation to the services rendered.

The Independent Directors met separately on March 30, 2005, with independent legal counsel to review and evaluate in advance of the Meeting information furnished by MCM and the Sub-Advisers in connection with the proposed continuation of the Agreements. In approving the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board also noted that information regarding performance is provided to the Board on an ongoing basis at regular meetings of the Board held throughout the year. Discussed below are the principal factors considered by the Board in approving the Agreements. This discussion is not intended to be all-inclusive. In approving the Agreements, the Board did not identify any single factor as being determinative. Rather, the Board's approvals were based on each Director's business judgment after consideration of the information as a whole. Individual Directors may have weighted certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Under the terms of the Advisory Agreement, MCM acts as investment adviser and, subject to oversight by the Board, directs the investments of each Portfolio in accordance with its investment objective, policies and limitations. MCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the Securities and Exchange Commission, which permits MCM to enter into and materially amend Sub-Advisory Agreements without shareholder approval. Under this structure, MCM is also responsible for monitoring and evaluating the performance of the Sub-Advisers and for recommending the hiring, termination and replacement of Sub-Advisers to the Board.

Under the terms of the Sub-Advisory Agreements noted above, each Sub-Adviser, subject to general supervision and oversight by MCM and the Board, is responsible for the day-to-day management of the Portfolio(s) sub-advised by it, and for making decisions to buy, sell, or hold any particular security. MCM is responsible for the day-to-day management of the Portfolios that do not have a Sub-Adviser.

Nature, Extent and Quality of Services. The Board considered and concluded that it was satisfied with the nature, extent, and quality of services provided and to be provided by MCM to each Portfolio and each Sub-Adviser to the applicable Portfolio(s). In this regard, the Board considered, among other things, MCM's and each Sub-Adviser's personnel, experience, resources and track record, their ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Portfolios, consulting by the Sub-Advisers as appropriate with MCM, and performing research and obtaining and evaluating the economic, statistical and financial data relevant to the investment policies of the Portfolios. The Board also considered MCM's and each Sub-Adviser's reputation for management of their specific investment strategies, MCM's and each Sub-Adviser's overall financial condition, technical resources, and operational capabilities. Consideration was given to the fact that at regular meetings of the Board held throughout the year, the Board meets with representatives of MCM and of the Sub-Advisers to discuss portfolio management strategies, benchmark index tracking for each Index Portfolio and performance of each Portfolio. The Board also considered MCM's and each Sub-Adviser's practices regarding the selection and compensation of brokers and dealers that execute portfolio transactions for the Portfolios and the procedures MCM and each Sub-Adviser use for obtaining best execution for transactions in the Portfolios. Consideration was also given to the Portfolios' turnover rates in relation to the quality of the services provided.

Investment Performance. The Board considered and concluded that, as to each Portfolio other than the "Affected Portfolios" discussed below, it was satisfied with the investment performance of the Portfolios or satisfied with the steps being taken to address under-performance. As to the Affected Portfolios, the Board concluded that the investment performance was sufficient to support renewal of the contracts while MCM considered and presented to the Board other options. The Board reviewed information regarding the investment performance of each Portfolio, as compared against various benchmarks and the performance of similar funds. For each Portfolio, the performance information included the annualized returns for the one-, three-, five-, and ten-year periods ended December 31, 2004, to the extent applicable, risk-weighted performance measures, and the Portfolios' Morningstar category and overall ratings. The Board considered the composition of each Portfolio's "peer" funds, as determined by MCM, based on the Portfolio's Morningstar category. The Board noted in each case how the Portfolios performed relative to the short- and long-term returns of applicable benchmarks and peer funds, and in cases where a Portfolio significantly underperformed reviewed the measures that were being undertaken to improve performance.

Costs and Profitability. The Board considered the cost of services to be provided and profits to be realized by MCM and each Sub-Adviser and their affiliates from their relationships with the Portfolios. The Board concluded that the cost of services and the profitability of MCM and, to the extent such information was available, the Sub-Advisers, were reasonable in relation to the nature, extent and quality of the services rendered. With respect to the cost of services, the Board considered the structure and the level of the applicable investment management fees and other expenses payable by the Portfolios, as well as the structure and level of the applicable sub-advisory fees payable by MCM to the Sub-Advisers. In evaluating the applicable management and sub-advisory fees, the Board considered the fees payable by and the total expense ratios of similar funds managed by other advisers, as determined by MCM based on each Portfolio's Morningstar category. The Board also considered each Portfolio's total expense ratio in comparison to the median expense ratio for all funds within the same Morningstar fund category as the Portfolio. Based on the information provided, the Board concluded that the total expenses of the Portfolios (including management fees) were within the range of fees paid by similar funds, and that the Portfolios' expense ratios were generally near or below the median expense ratio for the applicable Morningstar fund category. With respect to the sub-advisory fees, it was noted that the rates payable by MCM to the Sub-Advisers were the result of arms-length negotiations since none of the Sub-Advisers is an affiliate of MCM.

The Board considered the overall financial soundness of MCM and each Sub-Adviser and the profits to be realized by MCM and its affiliates and, to the extent practicable, the Sub-Adviser and its affiliates. The Board requested and reviewed the financial statements of and profitability information from MCM and the Sub-Advisers. Some Sub-Advisers were unwilling or unable to provide this information because the information was considered proprietary or could not be reasonably obtained without undue expense. The Board considered the total fees paid to each Sub-Adviser and concluded, in light of the arms-length relationships between MCM and each Sub-Adviser and the level of fees paid, profitability to each Sub-Adviser was not unreasonable. In evaluating the information provided by MCM, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as MCM, and that it is difficult to make comparisons of profitability among advisers because comparative information is not generally available to the public and, when available, is qualified by various assumptions and other factors. Based upon its evaluation, the Board concluded that the profitability to MCM was not unreasonable.

Economies of Scale. The Board considered the extent to which economies of scale may be realized as the Portfolios grow and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Portfolios and MCM, the profitability and financial condition of MCM, and the current level of Portfolio assets. The Board concluded that the Portfolios were not of sufficient size to identify economies of scale, and that no changes were currently necessary to reflect economies of scale.

Other Factors. The Board also considered ancillary benefits derived or to be derived by MCM or the Sub-Advisers from their relationships with the Portfolios as part of the total mix of information evaluated by the Board. In this regard, the Board noted that certain Sub-Advisers received ancillary benefits from soft dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating Portfolios brokerage. The Board also noted where services were provided to the Portfolios by an affiliate of MCM or a Sub-Adviser, and took into account the fact that the Portfolios are used as funding vehicles under variable life and annuity contracts offered by insurance companies affiliated with MCM and as funding vehicles under retirement plans for which affiliates of MCM may provide various retirement plan services. The Board concluded that management and sub-advisory fees were reasonable, taking into account the ancillary benefits.

At a meeting held June 13, 2005, the Fund's Board, including the Independent Directors, approved the retention of three new sub-advisors (the "New Sub-Advisers," each a "New Sub-Adviser") and sub-advisory agreements for each sub-adviser, each to replace the existing sub-advisers for the Maxim Global Bond, Maxim Templeton(R) International Equity and Maxim MFS(R) Small-Cap Growth Portfolios (the "Affected Portfolios") as follows:

Affected Portfolio                       Previous Sub-Adviser                   New Sub-Adviser
------------------                       --------------------                   ---------------
Maxim Global Bond Portfolio              Standish Mellon Asset Management, LLC  Franklin Advisors, Inc.

Maxim Templeton(R) International Equity  Templeton Investment Counsel, LLC      Alliance Capital Management L.P.
Portfolio

Maxim MFS(R) Small-Cap Growth Portfolio  Massachusetts Financial Services       Trusco Capital Management, Inc.
                                         Company

The New Sub-Advisors began providing management services to the Affected Portfolios effective July 5, 2005.

Investment Performance. In the March 30, 2005 meeting of the Independent Directors and the April 27, 2005 meeting of Board, the Directors had noted that the performance of each of the Affected Portfolios had a percentile ranking at 35% or below on 1-year, 3-year, 5-year and 10-year basis(1), other than the Maxim MFS(R) Small-Cap Growth Portfolio which had a percentile ranking of 51% on a 10-year basis, but was below 35% for all other periods. As a result, MCM conducted a search for replacement sub-advisers for the Portfolios and presented proposed new sub-advisers at the June 13, 2005 meeting.

Nature, Extent and Quality of Services. The Board considered and concluded that it was satisfied with the nature, extent, and quality of services to be provided by each New Sub-Adviser. In this regard, the Board considered, among other things, each New Sub-Adviser's personnel, experience, resources and track record, their ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Affected Portfolios, obligation to consult as appropriate with MCM, and performing research and obtaining and evaluating the economic, statistical and financial data relevant to the investment policies of the Affected Portfolios. The Board also considered each New Sub-Adviser's reputation for management of their specific investment strategies, and each New Sub-Adviser's overall financial condition, technical resources, and operational capabilities. The Board also considered each New Sub-Adviser's practices regarding the selection and compensation of brokers and dealers that execute portfolio transactions for the Affected Portfolios and procedures the New Sub-Advisers use for obtaining best execution for transactions in the Affected Portfolios.

Management Fees and Expenses. The Board considered and reviewed the current management fees and expenses for each Affected Portfolio, noting that the current management fees for each of the Affected Portfolios would remain the same since MCM is responsible for compensating the New Sub-Advisers. In addition, the Board noted that, in the case of the Maxim Templeton(R) International Equity Portfolio, MCM has voluntarily agreed to lower the Portfolio's cap on total annual operating expenses, including the management fee paid to MCM of 1.00%, from 1.50% to 1.20%. Accordingly, the management fee for this Portfolio will remain 1.00%; however, the maximum amount of other expenses assessable to the Portfolio will be reduced from 0.50% to 0.20%. MCM may terminate this lower expense cap at any time.

The Board also considered and reviewed the current sub-advisory fees and new sub-advisory fees to be paid in relation to each of the Affected Portfolios. In evaluating the applicable management and sub-advisory fees, the Board considered the fees payable by and the total expense ratios of similar funds managed by other advisers and similar funds managed by the New Sub-Advisers. The Board also considered each Affected Portfolio's total expense ratio in comparison to the median expense ratio for all funds within the same Morningstar fund category as the Affected Portfolio. Based on the information provided, the Board concluded that the total expenses of the Affected Portfolios (including management fees) were within the range of fees paid by similar funds, and that the Affected Portfolios' expense ratios were generally near or below the median expense ratio for the applicable Morningstar fund category. With respect to the sub-advisory fees, it was noted that the rates payable by MCM to the Sub-Advisers were the result of arms-length negotiations since none of the Sub-Advisers is an affiliate of MCM.

Other Factors. The Board also considered and reviewed questionnaires completed by each New Sub-Adviser, each New Sub-Adviser's compliance manual, code of ethics, proxy voting policies, Form ADV and the investment team's biographies The Board also took into account the fact that the Affected Portfolios are used as funding vehicles under variable life and annuity contracts offered by insurance companies affiliated with MCM and as funding vehicles under retirement plans for which affiliates of MCM may provide various retirement plan services.

Affected Portfolio Name Change. In connection with the Sub-Adviser change, the name of two of the Affected Portfolios was changed. The Maxim Templeton(R) International Equity Portfolio name was changed to the Maxim Bernstein International Equity Portfolio. The Maxim MFS(R) Small-Cap Growth Portfolio name was changed to the Maxim Trusco Small-Cap Growth Portfolio. The Maxim Global Bond Portfolio name is unchanged.

--------
(1) A percentile ranking of 100% represents the best in class performance whereas 0% represents the lowest.



                                      * * *

ITEM 2. CODE OF ETHICS

Not Required in Filing.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not Required in Filing.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Required in Filing.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Required in Filing.


ITEM 6.  SCHEDULE OF INVESTMENTS

The schedule is included as part of the report to shareholders filed under Item 1 of this Form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable.


ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedure by which shareholders may recommend nominees to the registrant's board of directors.


ITEM 11.  CONTROLS AND PROCEDURES

(a) The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and Communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS

(a) (1) Not Required in Filing.

     (2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.


By:      /s/ W.T. McCallum
         W. T. McCallum
         President

Date:    August 24, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:
         /s/ W.T. McCallum
         W. T. McCallum
         President

Date:    August 24, 2005


         By: /s/ G.R. McDonald
         G. R. McDonald
         Treasurer

Date:    August 24, 2005